SCHEDULE OF FAIR VALUE OF THE CONSIDERATION TRANSFERRED IN THE ACQUISITION (Details)(Parenthetical)	Oct. 04, 2022 $ / shares shares	Oct. 04, 2022 $ / shares shares
Common Stock [Member]
Stock issued during period shares new issues	148,183
Intelligent Fingerprinting Limited [Member]
Stock issued during period shares new issues		2,363,003
Intelligent Fingerprinting Limited [Member] | Series C Preferred Stock Holdback [Member]
Stock issued during period shares new issues		500,000
Share price | $ / shares	$ 0.5502	$ 0.5502
Intelligent Fingerprinting Limited [Member] | Common Stock [Member]
Stock issued during period shares new issues		2,963,091
Share price | $ / shares	0.5502	$ 0.5502
Intelligent Fingerprinting Limited [Member] | Series C Preferred Stock Base [Member]
Stock issued during period shares new issues		2,363,003
Share price | $ / shares	$ 0.5502	$ 0.5502